THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND
THE HARTFORD CHECKS AND BALANCES FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks long-term capital appreciation and income.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales
Charge Reductions and Waivers" section beginning on page 27 of the Fund's prospectus and the "Purchase and Redemption of Shares" section beginning on page
151 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD CHECKS AND BALANCES FUND (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD CHECKS AND BALANCES FUND		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5
Management fees
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%		0.50%	0.25%
Other expenses		0.16%	0.21%	0.16%	0.15%	0.26%	0.22%	0.15%
Acquired Fund fees and expenses		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Total annual fund operating expenses	[1]	1.04%	1.84%	1.79%	0.78%	1.39%	1.10%	0.78%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.40% (Class R3), 1.10% (Class R4) and 0.80% (Class R5). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o  Your investment has a 5% return each year

o  The Fund's operating expenses remain the same

o  You reinvest all dividends and distributions

o  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example THE HARTFORD CHECKS AND BALANCES FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	650	863	1,092	1,751
Class B	687	879	1,196	1,949
Class C	282	563	970	2,105
Class I	80	249	433	966
Class R3	142	440	761	1,669
Class R4	112	350	606	1,340
Class R5	80	249	433	966

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD CHECKS AND BALANCES FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	650	863	1,092	1,751
Class B	187	579	996	1,949
Class C	182	563	970	2,105
Class I	80	249	433	966
Class R3	142	440	761	1,669
Class R4	112	350	606	1,340
Class R5	80	249	433	966

Portfolio Turnover.
The Fund pays no transaction costs, such as commissions,
when it buys and sells shares of the Underlying Funds.
The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.
These costs affect the Underlying Funds' performance.  Portfolio turnover rates for the Underlying Funds are available in
the prospectus for each Underlying Fund.
PRINCIPAL INVESTMENT STRATEGY.
The fund seeks its goal through investment in a combination of Hartford Mutual
Funds ("Underlying Funds"):  The Hartford Capital Appreciation Fund, which invests primarily in stocks selected on the basis of potential for capital appreciation;
The Hartford Dividend and Growth Fund, which invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields;
and The Hartford Total Return Bond Fund, which under normal circumstances invests at least 80% of its assets in bonds.  The Fund will make equal allocations
(one-third each) of its assets to the Underlying Funds.  The Fund's asset allocation and rebalancing strategy provides a system of "checks and balances" that provides diversification and prevents a single investment strategy from dominating the
Fund.  The Fund will not be actively managed, and the Fund's assets will be rebalanced back to one-third each as soon as reasonably practicable whenever the
Fund's investment in any single Underlying Fund deviates from the target allocation by more than 5%.
MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal. For more information regarding risks and investment matters please see "Additional Information
Regarding Risks and Investment Strategies" in the Fund's prospectus.

Fund of Funds Risk - The Fund invests primarily in the Underlying Funds, and the
Fund's investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives.  The Fund is also subject to the risks associated with the Underlying
Funds in proportion to its investment and changes in the value of the Underlying
Funds may have a significant effect on the net asset value of the Fund.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.
There is no guarantee that the Fund's investment objective will be achieved.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of investing in the
Fund.  Keep in mind that past performance does not indicate future results.
Updated performance information is available at www.hartfordmutualfunds.com.
The returns:

o  Assume reinvestment of all dividends and distributions

o Would be lower if the Fund's operating expenses had not been limited.
The bar chart:

o  Shows how the Fund's total return has varied from year to year

o  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o  Shows the returns of the Fund's Class A shares.  Because all of the
   Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.71% (2nd quarter, 2009) Lowest -15.26% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time compared to those of three broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average annual total returns for periods ending December 31, 2011 (including sales charges)
Average Annual Total Returns THE HARTFORD CHECKS AND BALANCES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	(7.94%)	(1.04%)	May 31, 2007
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(8.70%)	(1.80%)	May 31, 2007
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(5.08%)	(1.31%)	May 31, 2007
Class B	Class B - Return Before Taxes	(8.15%)	(1.02%)	May 31, 2007
Class C	Class C - Return Before Taxes	(4.39%)	(0.57%)	May 31, 2007
Class I	Class I - Return Before Taxes	(2.43%)	0.41%	May 31, 2007
Class R3	Class R3 - Return Before Taxes	(2.98%)	(0.06%)	May 31, 2007
Class R4	Class R4 - Return Before Taxes	(2.71%)	0.16%	May 31, 2007
Class R5	Class R5 - Return Before Taxes	(2.42%)	0.39%	May 31, 2007
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(2.08%)	May 31, 2007
Barclays Capital U.S Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.82%	May 31, 2007
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(1.91%)	May 31, 2007